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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 1999 Check here if Amendment [ ]; Amendment Number:______________________

                        This Amendment (Check only one.):
                               [ ] is a restatement.
                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, Inc. (a)
Address:          505 Park Avenue
                  New York, NY 10022


Form 13F File Number:  28-7296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Ned Sadaka
Title:            President
Phone:            212-355-6688

Signature, Place, and Date of Signing:

/S/ NED SADAKA
_____________________________________
[Signature]

New York, New York
_____________________________________
[City, State]

August 16, 1999
_____________________________________
[Date]

(a) Mr. Ned Sadaka is a shareholder of Para Advisors, Inc. ("Para Advisors") and also serves as a managing member of the general partner of certain accounts over which Para Advisors has investment discretion.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         68

Form 13F Information Table Value Total:

         $508,213 (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                            FORM 13F INFORMATION TABLE


                                                          Value                   Put/  Investment   Other           Voting
                                                                                                                    Authority
Name of Issuer                    Title of    CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole   Shared   None
--------------                    --------    -----     --------  -------- ------ ----  ----------  --------   ----   ------   ----
                                   Class                           prn amt
                                   -----                           -------

AIRTOUCH COMMUNICATIONS INC        COM      00949T100     6,434     59,850  SH             SOLE               59,850
AMERICAN INTL GROUP ONC            COM      026874107    18,998    162,287  SH             SOLE              162,287
AMERICAN TEL & TEL                 COM      001957109    22,151    396,886  SH             SOLE              396,886
AMR CORP DEL                       COM      001765106     9,538    139,752  SH             SOLE              139,752
APPONLINE.COM                      COM      44969E106       481    192,500  SH             SOLE              192,500
APPONLINE.COM RESTRICTED           COM      44969E106       162    100,000  SH             SOLE              100,000
AT&T CORP/LIBERTY MEDIA GRP A      COM      87924V507     1,608     43,758  SH             SOLE               43,758
AZURIX CORPORATION                 COM      05501M104     2,494    124,689  SH             SOLE              124,689
BERKSHIRE HATHAWAY INC             COM       84670108    16,398        238  SH             SOLE                  238
BIG FLOWER HOLDINGS                COM      089159107     8,308    260,653  SH             SOLE              260,653
BP AMOCO PLC                       COM      055622104    14,723    135,700  SH             SOLE              135,700
BROWNING FERRIS INDS INC           COM      115885105     1,287     29,925  SH             SOLE               29,925
CABLEVISION SYSTEMS                COM      12686C109     9,056    129,372  SH             SOLE              129,372
CELLULAR COMM OF PUERTO RICO       COM      15116N108     2,701     94,763  SH             SOLE               94,763
CLAIRES STORES INC                 COM      179584107     3,676    143,463  SH             SOLE              143,463
CNA FINANCIAL CORP                 COM      126117100     2,011     49,876  SH             SOLE               49,876
COACH USA INC                      COM      18975L106       837     19,950  SH             SOLE               19,950
COLUMBUS MCKINNON CORP             COM      199333105     2,442    101,746  SH             SOLE              101,746
COMMONWEALTH TELE ENTR             COM      203349105     2,304     56,986  SH             SOLE               56,986
DAIMLERCHRYSLER A.G.               COM      D1668R123    16,698    187,883  SH             SOLE              187,883
DELTA AIR LINES INC                COM      247361108     9,197    159,602  SH             SOLE              159,602
DYNATECH CORP NEW                  COM      268140100       288     83,927  SH             SOLE               83,927
ENRON CORP                         COM      293561106     6,116     74,813  SH             SOLE               74,813
GALILEO INTL INC                   COM      363547100    17,591    329,179  SH             SOLE              329,179
GLOBAL LIGHT TELECOM.              COM      362284101     4,724    524,863  SH             SOLE              524,863
GUCCI GROUP NV                     COM      401566104     6,256     89,367  SH             SOLE               89,367
GULFSTREAM AEROSPACE CORP          COM      402734107     9,623    142,424  SH             SOLE              142,424
HIBERNIA CORP                      COM      428656102     1,878    119,701  SH             SOLE              119,701
HIGHPOINT TELECOMMUNICATIONS       COM      430904102       374     49,875  SH             SOLE               49,875
HOLLYWOOD PARK INC                 COM      436255103     1,882    110,724  SH             SOLE              110,724
HONEYWELL INC                      COM      438506107     7,929     68,429  SH             SOLE               68,429
HOUSEHOLD INTERNATIONAL INC        COM      441815107     6,023    127,134  SH             SOLE              127,134
JEFFRIES & CO                      COM      472318104     1,119     37,291  SH             SOLE               37,291
LIMITED INC                        COM      532716107     7,448    164,152  SH             SOLE              164,152
LORAL SPACE & COMMUNICATIONS       COM      G56462107     7,714    428,571  SH             SOLE              428,571
LUCENT TECHNOLOGIES INC            COM      549463107    33,677    499,381  SH             SOLE              499,381
LUXOTTICA GROUP SPA                COM      55068R202     1,242     79,801  SH             SOLE               79,801
MARK IV INDS INC COM               COM      570387100     1,629     77,100  SH             SOLE               77,100
MCI WORLDCOM INC                   COM      55268B106    38,065    441,332  SH             SOLE              441,332
MEDIAONE GROUP INC                 COM      58440J104     4,823     64,850  SH             SOLE               64,850
MERRILL LYNCH & CO INC             COM      590188108     2,392     29,926  SH             SOLE               29,926
MIDAMERICAN ENERGY HLDGS           COM      59562V107     9,924    286,614  SH             SOLE              286,614
NALCO CHEMICAL CO                  COM      629853102     2,587     49,875  SH             SOLE               49,875
NEWS CORP LTD                      COM      652487802     7,832    248,151  SH             SOLE              248,151
NOKIA CORP                         COM      654902204     7,746     84,595  SH             SOLE               84,595
PARK PLACE ENTERTAINMENT CORP      COM      700690100     2,803    289,291  SH             SOLE              289,291
POWERHOUSE TECH INC COM            COM      739323103     2,626    134,678  SH             SOLE              134,678
QWEST COMMUNICATIONS               COM      749121109     1,649     49,877  SH             SOLE               49,877
RAYCHEM CORP                       COM      754603108     5,721    154,614  SH             SOLE              154,614
RAYTHEON CO CL B                   COM      755111101     5,616     79,801  SH             SOLE               79,801
RCN CORPORATION                    COM      749361101     4,550    109,304  SH             SOLE              109,304
REPUBLIC NEW YORK                  COM      760719104    12,176    178,564  SH             SOLE              178,564
ST PAUL COMPANIES                  COM      792860108     5,585    175,565  SH             SOLE              175,565
TCA CABLE TV INC                   COM      872241104     4,182     75,349  SH             SOLE               75,349
TRANSAMERICA CORP                  COM      893485102     5,063     67,500  SH             SOLE               67,500
TRAVELERS PROPERTY C               COM      893939108     2,069     52,876  SH             SOLE               52,876
TRIAD HOSPITALS INC                COM      89579K109     2,222    164,601  SH             SOLE              164,601
TYCO INTERNATIONAL                 COM      902124106    22,625    238,784  SH             SOLE              238,784
US WEST INC                        COM      91273H101     7,548    128,483  SH             SOLE              128,483
UST CORP                           COM      902900109       754     24,938  SH             SOLE               24,938
VARLEN CORP                        COM      922248109     8,452    208,686  SH             SOLE              208,686
VODAFONE GROUP PLC                 COM      92857T107    60,097    305,063  SH             SOLE              305,063
WASTE MANAGEMENT INC               COM      94106L109     1,877     34,914  SH             SOLE               34,914
WHITMAN CORP                       COM      96647R107     8,267    459,255  SH             SOLE              459,255
WITCO CORP                         COM      977385103     1,257     62,843  SH             SOLE               62,843
WORKFLOW MANAGEMENT INC            COM      98137N109     2,688    188,645  SH             SOLE              188,645

